Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Commercial paper [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the credit facility	¥ 660,740	¥ 767,516
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the credit facility	1,923,587	2,979,309
Credit facility [member]
Disclosure of unused portion of borrowing facility [Line Items]
Unused portions of the credit facility	¥ 2,584,327	¥ 3,746,825